Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Components of income tax (benefit) provision
Income tax expense	$ (850)	$ 652	$ (926)